Equity Method Investment (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2013 Online Game Revolution Fund No. 1 KRW	Dec. 31, 2012 Online Game Revolution Fund No. 1 KRW	Dec. 31, 2011 Online Game Revolution Fund No. 1 KRW	Dec. 31, 2012 Gravity EU SAS KRW	Dec. 31, 2011 Gravity EU SAS KRW	Dec. 31, 2012 Ingamba LLC KRW	Dec. 31, 2011 Ingamba LLC KRW	Dec. 31, 2010 Ingamba LLC KRW
Equity Method Investment
Equity income (loss) on investments	$ (18)	(18,000)	(333,000)	(242,000)	(18,000)	(51,000)	(38,000)	(257,000)	(70,000)	(25,000)	(134,000)	13,000